PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 2,058	$ 2,211
Environmental rehabilitation (“PER”)
Disclosure of other provisions [line items]
Provisions	1,883	2,013
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	36	46
Share-based payments
Disclosure of other provisions [line items]
Provisions	20	14
Other employee benefits
Disclosure of other provisions [line items]
Provisions	36	36
Other
Disclosure of other provisions [line items]
Provisions	$ 83	$ 102